UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Vincent P. Corti
American Funds Global Balanced Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio

July 31, 2012
unaudited

Common stocks — 58.23%	Shares	Value (000)

CONSUMER DISCRETIONARY — 11.04%
Home Depot, Inc.	1,140,200	$59,496
DIRECTV, Class A1	1,072,200	53,245
Virgin Media Inc.	939,000	25,710
Bayerische Motoren Werke AG	305,000	22,805
Marks and Spencer Group PLC	4,200,600	21,977
Time Warner Inc.	521,000	20,382
General Motors Co.1	945,000	18,626
Kohl’s Corp.	364,000	18,098
Cie. Financière Richemont SA, Class A, non-registered shares	295,100	16,761
British Sky Broadcasting Group PLC	1,432,800	16,006
Swatch Group Ltd, non-registered shares	28,185	11,221
Ford Motor Co.	1,200,000	11,088
Hyundai Motor Co.	48,600	10,187
Mattel, Inc.	281,900	9,914
Whitbread PLC	284,800	9,538
Hankook Tire Co., Ltd.	254,000	9,368
Daimler AG	174,700	8,751
WPP PLC	600,000	7,601
SES SA, Class A (FDR)	145,900	3,513
		354,287

CONSUMER STAPLES — 10.45%
Altria Group, Inc.	2,248,400	80,875
British American Tobacco PLC	1,117,550	59,529
Lorillard, Inc.	349,758	44,993
Anheuser-Busch InBev NV	532,998	42,083
Philip Morris International Inc.	457,200	41,806
Reynolds American Inc.	833,000	38,543
Nestlé SA	135,000	8,303
Imperial Tobacco Group PLC	197,800	7,688
Carlsberg A/S, Class B	88,000	7,134
Ralcorp Holdings, Inc.1	43,885	2,619
Wesfarmers Ltd.	53,795	1,842
		335,415

FINANCIALS — 6.01%
JPMorgan Chase & Co.	808,500	29,106
Willis Group Holdings PLC	676,206	25,006
Westfield Group	2,341,480	24,607
Citigroup Inc.	820,000	22,247
Agricultural Bank of China, Class H	52,164,000	21,257
Link Real Estate Investment Trust	4,035,000	17,691
Credit Suisse Group AG	962,000	16,416
Société Générale1	676,296	14,986
HSBC Holdings PLC (Hong Kong)	1,608,400	13,616
Prudential PLC	652,000	7,800
		192,732

HEALTH CARE — 5.46%
Abbott Laboratories	726,800	48,194
Novartis AG	716,200	42,035
Amgen Inc.	501,000	41,383
GlaxoSmithKline PLC	1,039,938	23,943
Sonic Healthcare Ltd.	691,700	9,195
Hologic, Inc.1	300,000	5,556
Endo Health Solutions Inc.1	160,000	4,757
		175,063

ENERGY — 5.01%
Royal Dutch Shell PLC, Class B	1,450,500	51,157
BP PLC	7,066,082	47,089
BP PLC (ADR)	84,200	3,360
Devon Energy Corp.	290,000	17,145
Husky Energy Inc.	624,000	15,500
OAO Gazprom (ADR)	1,435,000	13,281
Apache Corp.	154,000	13,262
		160,794

INDUSTRIALS — 4.69%
General Dynamics Corp.	480,300	30,470
Bureau Veritas SA	227,000	20,076
Jardine Matheson Holdings Ltd.	375,300	19,647
Masco Corp.	1,600,000	19,248
Hutchison Port Holdings Trust	21,800,000	16,568
Southwest Airlines Co.	1,580,000	14,520
United Continental Holdings, Inc.1	500,000	9,445
BAE Systems PLC	1,575,000	7,628
Lockheed Martin Corp.	80,000	7,142
Qantas Airways Ltd.1	4,800,000	5,751
		150,495

UTILITIES — 3.92%
National Grid PLC	5,482,974	56,952
SSE PLC	1,660,500	34,183
GDF SUEZ	986,000	22,061
SUEZ Environnement Co.	1,156,901	12,721
		125,917

TELECOMMUNICATION SERVICES — 3.42%
Vodafone Group PLC	13,770,000	39,422
OJSC Mobile TeleSystems (ADR)	1,236,131	23,425
SOFTBANK CORP.	371,200	14,278
Verizon Communications Inc.	281,000	12,684
Singapore Telecommunications Ltd.	3,172,000	9,125
AT&T Inc.	147,000	5,574
Millicom International Cellular SA (SDR)	58,200	5,272
		109,780

INFORMATION TECHNOLOGY — 2.97%
Microsoft Corp.	1,065,000	31,386
HOYA Corp.	789,000	17,633
Compal Electronics, Inc.	13,500,000	12,693
Apple Inc.1	20,300	12,398
NetEase, Inc. (ADR)1	183,500	9,691
Baidu, Inc., Class A (ADR)1	74,900	9,027
Rovi Corp.1	173,000	2,315
		95,143

MATERIALS — 2.22%
Dow Chemical Co.	800,000	23,024
CRH PLC	780,903	14,360
ArcelorMittal	765,000	12,297
AptarGroup, Inc.	230,000	11,502
Amcor Ltd.	613,350	4,860
Vicat S.A.	67,000	2,825
Israel Chemicals Ltd.	200,885	2,378
		71,246

MISCELLANEOUS — 3.04%
Other common stocks in initial period of acquisition		97,666

Total common stocks (cost: $1,840,320,000)		1,868,538

	Shares or
Convertible securities — 0.65%	principal amount

CONSUMER DISCRETIONARY — 0.51%
General Motors Co., Series B, 4.75% convertible preferred 2013	493,200	16,507

FINANCIALS — 0.14%
Credit Suisse Group AG, Series A, 4.00% convertible notes 20132	CHF4,185,000	4,422

Total convertible securities (cost: $24,768,000)		20,929

	Principal amount
Bonds & notes — 35.97%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 14.48%
Japanese Government, Series 264, 1.50% 2014	¥290,000	3,822
Japanese Government, Series 269, 1.30% 2015	495,000	6,535
Japanese Government, Series 275, 1.40% 2015	290,000	3,873
Japanese Government, Series 14, 1.20% 20173	9,960	139
Japanese Government, Series 288, 1.70% 2017	155,000	2,135
Japanese Government, Series 296, 1.50% 2018	3,245,000	44,485
Japanese Government, Series 310, 1.00% 2020	2,249,950	29,789
Japanese Government, Series 21, 2.30% 2035	695,000	9,892
United Mexican States Government, Series M10, 7.75% 2017	MXN279,500	23,883
United Mexican States Government 3.50% 20173	53,498	4,681
United Mexican States Government, Series M, 6.50% 2021	150,500	12,490
United Mexican States Government, Series M20, 10.00% 2024	48,500	5,181
United Mexican States Government, Series M30, 10.00% 2036	221,860	24,137
German Government 4.25% 2014	€7,700	10,264
German Government 1.50% 20163	561	767
German Government, Series 6, 4.00% 2016	4,850	6,871
German Government, Series 7, 4.00% 2018	2,685	3,933
German Government, Series 8, 4.25% 2018	5,100	7,635
German Government 1.75% 20203	740	1,105
German Government 3.00% 2020	12,380	17,637
German Government, Series 8, 4.75% 2040	470	903
German Government 3.25% 2042	5,410	8,366
Polish Government, Series 0414, 5.75% 2014	PLN 9,650	2,962
Polish Government, Series 1017, 5.25% 2017	20,275	6,301
Polish Government 6.375% 2019	$150	184
Polish Government, Series 1020, 5.25% 2020	PLN20,100	6,224
Polish Government 5.125% 2021	$930	1,069
Polish Government, Series 1021, 5.75% 2021	PLN40,065	12,792
Polish Government 5.00% 2022	$6,300	7,245
United Kingdom 4.50% 2013	£1,210	1,947
United Kingdom 2.75% 2015	225	376
United Kingdom 2.00% 2016	1,800	2,991
United Kingdom 4.50% 2019	4,290	8,309
United Kingdom 4.75% 2020	25	50
United Kingdom 5.00% 2025	6,950	14,783
United Kingdom 4.50% 2034	620	1,276
United Kingdom 4.75% 2038	2,600	5,575
Swedish Government 1.00% 20142	$900	913
Swedish Government, Series 1041, 6.75% 2014	SKr23,050	3,729
Swedish Government 3.50% 20153	4,280	710
Swedish Government, Series 1049, 4.50% 2015	98,625	16,022
Swedish Government, Series 1047, 5.00% 2020	49,100	9,321
Swedish Government, Series 3104, 3.50% 20283	10,424	2,410
Netherlands Government Eurobond 3.25% 2015	€16,750	22,505
Netherlands Government 1.00% 2017	$1,900	1,912
Netherlands Government Eurobond 4.00% 2019	€3,850	5,640
Singapore (Republic of) 1.625% 2013	$ S4,725	3,832
Singapore (Republic of) 3.625% 2014	5,660	4,847
Singapore (Republic of) 3.75% 2016	2,950	2,701
Singapore (Republic of) 4.00% 2018	3,460	3,339
Singapore (Republic of) 3.25% 2020	8,450	7,928
Singapore (Republic of) 2.25% 2021	8,370	7,312
South Korean Government 5.25% 2015	KRW6,374,320	6,029
South Korean Government 5.50% 2017	3,622,750	3,588
South Korean Government, Series 2106, 4.25% 2021	4,595,000	4,423
Canadian Government 4.25% 2018	$ C11,075	12,814
Russian Federation 7.85% 2018	RUB150,000	4,997
Russian Federation 7.85% 2018	40,000	1,333
Russian Federation 5.00% 2020	$3,100	3,525
Chilean Government 3.875% 2020	2,900	3,280
Chilean Government 5.50% 2020	CLP900,000	2,052
Chilean Government 3.25% 2021	$1,400	1,516
Norwegian Government 4.25% 2017	NKr32,600	6,152
Israeli Government, Series 0547, 5.00% 20153	ILS 2,012	580
Israeli Government 5.50% 2017	13,650	3,839
Bahrain Government 5.50% 2020	$3,800	3,814
State of Qatar 3.125% 20172	1,000	1,052
State of Qatar 5.25% 2020	1,300	1,536
State of Qatar 4.50% 20222	1,000	1,137
State of Qatar 9.75% 2030	50	88
Colombia (Republic of) Global 7.375% 2019	1,000	1,335
Colombia (Republic of) Global 4.375% 2021	1,200	1,392
Indonesia (Republic of) 4.875% 20212	1,500	1,708
Bermudan Government 5.603% 2020	1,000	1,160
Bermudan Government 5.603% 20202	100	116
Kingdom of Denmark 4.00% 2019	DKr6,000	1,229
Lithuania (Republic of) 6.625% 20222	$1,000	1,190
Croatian Government 6.75% 2019	1,100	1,161
		464,774

CORPORATE BONDS & NOTES — 10.92%
FINANCIALS — 3.85%
Westfield Group 7.50% 20142	160	175
Westfield Group 5.70% 20162	620	691
Westfield Group 7.125% 20182	600	716
Westfield Group 6.75% 20192	7,550	9,024
WEA Finance LLC 4.625% 20212	8,280	8,977
Prologis, Inc. 6.25% 2017	3,005	3,435
Prologis, Inc. 6.625% 2018	100	118
Prologis, Inc. 6.625% 2019	3,590	4,322
Prologis, Inc. 7.375% 2019	620	775
Prologis, Inc. 6.875% 2020	5,980	7,386
Simon Property Group, LP 6.75% 2014	300	326
Simon Property Group, LP 4.20% 2015	576	612
Simon Property Group, LP 6.125% 2018	6,350	7,641
Simon Property Group, LP 4.375% 2021	3,450	3,875
Developers Diversified Realty Corp. 9.625% 2016	535	651
Developers Diversified Realty Corp. 4.75% 2018	7,710	8,218
JPMorgan Chase & Co. 3.45% 2016	500	529
JPMorgan Chase & Co. 4.35% 2021	2,450	2,691
JPMorgan Chase & Co. 4.625% 2021	2,800	3,125
Goodman Funding Pty Ltd. 6.00% 20222	4,975	5,177
Bank of America Corp. 5.00% 2021	1,500	1,621
Bank of America Corp. 5.875% 2021	400	455
Bank of America Corp. 5.70% 2022	2,400	2,749
Citigroup Inc. 4.587% 2015	2,370	2,524
Citigroup Inc. 4.45% 2017	2,025	2,166
HSBC Holdings PLC 6.00% 2019	€400	551
HSBC Holdings PLC 4.125% 20202	$1,600	1,727
HSBC Holdings PLC 4.875% 2020	750	795
HSBC Holdings PLC 4.00% 2022	1,400	1,503
HSBC Holdings PLC 6.375% 20224	£50	83
Murray Street Investment Trust I 4.647% 2017	$600	618
Goldman Sachs Group, Inc. 5.25% 2021	1,200	1,267
Goldman Sachs Group, Inc. 5.75% 2022	2,470	2,706
Standard Chartered PLC 3.20% 20162	2,300	2,394
Standard Chartered Bank 5.875% 2017	€1,200	1,637
Barclays Bank PLC 6.00% 2018	3,075	3,785
Korea Development Bank 3.875% 2017	$3,150	3,365
Wells Fargo & Co., Series I, 3.50% 2022	2,600	2,781
UBS AG 4.875% 2020	2,300	2,553
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	€2,020	2,548
Kimco Realty Corp. 5.584% 2015	$800	873
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,547
American International Group, Inc. 3.80% 2017	2,000	2,081
Nordea Bank AB 3.125% 20172	2,000	2,075
Morgan Stanley 3.80% 2016	2,000	1,983
BNP Paribas 5.00% 2021	1,750	1,878
Aviva PLC 5.25% 2023	€1,500	1,827
Royal Bank of Scotland PLC 6.934% 2018	100	119
Royal Bank of Scotland Group PLC 5.50% 2020	1,200	1,623
Realogy Corp. 7.875% 20192	$1,375	1,396
Lloyds TSB Bank PLC 6.50% 2020	€500	583
Intesa Sanpaolo SpA 2.867% 20142,4	$475	448
ERP Operating LP 4.75% 2020	250	283
AXA SA, junior subordinated 6.463% (undated)2,4	300	263
The Export-Import Bank of Korea 4.375% 2021	200	218
Banco de Crédito del Perú 5.375% 20202	125	134
		123,623

ENERGY — 1.85%
Gazprom OJSC 5.092% 20152	1,100	1,173
Gazprom OJSC 5.875% 2015	€1,950	2,603
Gazprom OJSC 8.146% 2018	$3,400	4,144
Gazprom OJSC 4.95% 20222	900	937
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,978
Gazprom OJSC 7.288% 2037	4,530	5,708
Reliance Holdings Ltd. 5.40% 20222	875	917
Reliance Holdings Ltd. 6.25% 2040	3,170	3,324
Reliance Holdings Ltd. 6.25% 20402	1,970	2,066
Petrobras International 5.375% 2021	4,565	5,135
Anadarko Petroleum Corp. 8.70% 2019	3,635	4,864
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	1,450	1,541
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,590	1,838
Husky Energy Inc. 6.20% 2017	1,340	1,590
Husky Energy Inc. 7.25% 2019	1,270	1,618
Statoil ASA 3.125% 2017	1,460	1,603
Statoil ASA 3.15% 2022	1,200	1,299
Enbridge Energy Partners, LP 5.20% 2020	1,925	2,204
Kinder Morgan Energy Partners, LP 6.85% 2020	1,745	2,162
Transocean Inc. 5.05% 2016	1,900	2,106
Total Capital International 2.875% 2022	1,850	1,973
Pemex Project Funding Master Trust 5.75% 2018	700	817
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	32
Pemex Project Funding Master Trust 6.50% 20412	675	857
Ras Laffan Liquefied Natural Gas III 5.50% 2014	1,350	1,460
PTT Exploration & Production Ltd 5.692% 20212	1,000	1,109
BG Energy Capital PLC 2.875% 20162	905	959
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,5	891	931
Enbridge Inc. 5.60% 2017	500	575
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,5	388	423
TransCanada PipeLines Ltd. 6.50% 2018	125	158
TransCanada PipeLines Ltd. 7.125% 2019	125	162
Shell International Finance BV 4.00% 2014	25	26
		59,292

HEALTH CARE — 1.39%
Roche Holdings Inc. 5.00% 20142	4,645	4,951
Roche Holdings Inc. 6.00% 20192	5,885	7,476
Boston Scientific Corp. 6.00% 2020	6,905	8,345
Novartis Capital Corp. 2.90% 2015	3,050	3,250
Novartis Securities Investment Ltd. 5.125% 2019	4,120	4,999
Gilead Sciences, Inc. 4.40% 2021	7,000	7,976
Amgen Inc. 2.50% 2016	1,850	1,939
Amgen Inc. 5.375% 2043	2,900	3,328
GlaxoSmithKline Capital Inc. 5.65% 2018	1,780	2,185
Schering-Plough Corp. 6.00% 2017	25	31
		44,480

TELECOMMUNICATION SERVICES — 1.17%
Sprint Nextel Corp. 9.125% 20172	5,525	6,174
Sprint Nextel Corp. 11.50% 20212	4,075	4,905
MTS International Funding Ltd. 8.625% 2020	6,825	7,957
Frontier Communications Corp. 8.25% 2017	5,500	6,050
Deutsche Telekom International Finance BV 3.125% 20162	700	734
Deutsche Telekom International Finance BV 2.25% 20172	1,250	1,265
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,103
AT&T Inc. 6.125% 2015	400	563
AT&T Inc. 2.40% 2016	$1,600	1,687
AT&T Inc. 5.50% 2018	100	121
AT&T Inc. 5.80% 2019	200	249
Koninklijke KPN NV 3.75% 2020	€1,550	2,011
Telecom Italia Capital SA 6.999% 2018	$300	305
Telecom Italia Capital SA 7.175% 2019	1,000	1,020
América Móvil, SAB de CV 2.375% 2016	1,250	1,296
France Télécom 5.00% 2016	£50	87
France Télécom 5.625% 2018	€500	751
Vodafone Group PLC 1.625% 2017	$600	610
Verizon Communications Inc. 3.00% 2016	400	430
Telefónica Emisiones, SAU 5.134% 2020	350	313
		37,631

CONSUMER STAPLES — 0.90%
Anheuser-Busch InBev NV 0.815% 20144	1,225	1,232
Anheuser-Busch InBev NV 6.875% 2019	5,850	7,667
Anheuser-Busch InBev NV 7.75% 2019	1,460	1,966
Altria Group, Inc. 9.70% 2018	1,340	1,914
Altria Group, Inc. 4.75% 2021	3,300	3,880
Kraft Foods Inc. 6.125% 2018	2,780	3,410
Philip Morris International Inc. 2.90% 2021	1,850	1,953
PepsiCo, Inc. 2.50% 2016	1,700	1,796
SABMiller Holdings Inc. 2.45% 20172	1,680	1,753
Coca-Cola Co. 1.80% 2016	1,600	1,666
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,077
Procter & Gamble Co. 1.45% 2016	310	318
Fortune Brands, Inc. 6.375% 2014	161	177
		28,809

CONSUMER DISCRETIONARY — 0.62%
Virgin Media Finance PLC, Series 1, 9.50% 2016	5,800	6,518
Time Warner Inc. 4.75% 2021	2,500	2,893
Time Warner Cable Inc. 5.00% 2020	2,275	2,640
Time Warner Cable Inc. 4.125% 2021	150	166
Comcast Corp. 5.90% 2016	2,235	2,598
Macy’s Retail Holdings, Inc. 7.875% 20154	1,275	1,506
NBCUniversal Media, LLC 4.375% 2021	1,200	1,360
Volkswagen International Finance NV 1.071% 20142,4	1,000	1,001
Daimler Finance NA LLC 3.16% 2014	$ C800	814
BMW Group 3.875% 2017	€250	342
McDonald’s Corp. 3.50% 2020	$150	169
		20,007

UTILITIES — 0.55%
Entergy Corp. 4.70% 2017	8,000	8,591
National Grid PLC 6.30% 2016	1,710	1,983
E.ON International Finance BV 5.80% 20182	1,325	1,580
Enersis SA 7.375% 2014	1,325	1,423
Enel Finance International SA 3.875% 20142	1,400	1,401
CEZ, a s 4.25% 20222	945	995
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	384
PSEG Power LLC 2.75% 2016	$315	324
Hydro One Inc. 5.49% 2040	$ C200	259
Colbun SA 6.00% 20202	$200	219
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	150	219
Veolia Environnement 6.00% 2018	125	141
Scottish and Southern Energy PLC 6.125% 2013	€100	130
		17,649

INFORMATION TECHNOLOGY — 0.23%
First Data Corp. 8.75% 20222,4,6	$3,100	3,127
International Business Machines Corp. 1.95% 2016	1,535	1,603
Samsung Electronics America, Inc., 1.75% 20172	1,500	1,516
Cisco Systems, Inc. 0.718% 20144	1,000	1,005
		7,251

MATERIALS — 0.20%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,419
Rio Tinto Finance (USA) Ltd. 4.125% 2021	1,000	1,140
Teck Resources Ltd. 3.15% 2017	1,500	1,558
Cliffs Natural Resources Inc. 4.875% 2021	1,340	1,344
		6,461

INDUSTRIALS — 0.16%
General Electric Capital Corp. 2.30% 2017	1,135	1,162
General Electric Capital Corp. 4.65% 2021	1,800	2,063
Ply Gem Industries, Inc. 8.25% 2018	1,330	1,386
Volvo Treasury AB 5.95% 20152	200	220
Volvo Treasury AB 5.00% 2017	€300	418
		5,249

Total corporate bonds & notes		350,452

BONDS & NOTES OF U.S. GOVERNMENT — 5.58%
U.S. Treasury 3.125% 2013	$5,500	5,687
U.S. Treasury 3.875% 2013	10,300	10,506
U.S. Treasury 2.00% 20143	373	389
U.S. Treasury 1.75% 2015	19,200	20,031
U.S. Treasury 1.875% 20153	591	649
U.S. Treasury 4.50% 2016	14,750	16,894
U.S. Treasury 7.50% 2016	2,650	3,437
U.S. Treasury 2.375% 20173	1,368	1,594
U.S. Treasury 8.875% 2017	500	705
U.S. Treasury 3.50% 2018	23,355	26,905
U.S. Treasury 3.50% 2020	2,000	2,361
U.S. Treasury 2.125% 2021	5,065	5,403
U.S. Treasury 3.125% 2021	4,500	5,190
U.S. Treasury 8.00% 2021	9,805	15,558
U.S. Treasury 1.75% 2022	7,900	8,097
U.S. Treasury 2.00% 2022	6,200	6,514
U.S. Treasury 6.50% 2026	5,650	8,875
U.S. Treasury 5.25% 2029	1,200	1,730
U.S. Treasury 4.625% 2040	20,655	29,620
U.S. Treasury 3.125% 2042	8,030	8,982
		179,127

MORTGAGE-BACKED OBLIGATIONS5 — 4.99%
Fannie Mae 3.50% 2025	376	400
Fannie Mae 3.50% 2026	889	946
Fannie Mae 3.50% 2026	865	921
Fannie Mae 3.50% 2026	356	378
Fannie Mae 4.00% 2026	1,632	1,745
Fannie Mae 4.00% 2026	634	679
Fannie Mae 3.00% 2027	17,600	18,560
Fannie Mae 4.00% 2027	601	643
Fannie Mae 5.50% 2028	2,357	2,590
Fannie Mae 5.00% 2036	3,385	3,706
Fannie Mae 6.00% 2037	1,327	1,467
Fannie Mae 6.00% 2038	2,048	2,264
Fannie Mae 6.00% 2038	506	558
Fannie Mae 6.00% 2038	124	136
Fannie Mae 4.50% 2040	1,365	1,482
Fannie Mae 5.00% 2040	2,295	2,513
Fannie Mae 5.00% 2040	1,216	1,332
Fannie Mae 6.00% 2040	182	202
Fannie Mae 4.00% 2041	4,710	5,059
Fannie Mae 4.00% 2041	3,518	3,779
Fannie Mae 4.00% 2041	532	571
Fannie Mae 4.00% 2041	423	454
Fannie Mae 4.00% 2041	348	374
Fannie Mae 4.00% 2041	110	118
Fannie Mae 4.50% 2041	3,160	3,531
Fannie Mae 4.50% 2041	1,748	1,900
Fannie Mae 4.50% 2041	1,374	1,491
Fannie Mae 4.50% 2041	1,320	1,435
Fannie Mae 4.50% 2041	1,144	1,244
Fannie Mae 5.00% 2041	9,636	10,798
Fannie Mae 5.00% 2041	4,501	5,044
Fannie Mae 5.00% 2041	3,102	3,477
Fannie Mae 5.00% 2041	1,532	1,733
Fannie Mae 3.50% 2042	11,450	12,126
Fannie Mae 3.50% 2042	7,469	8,023
Fannie Mae 3.50% 2042	4,939	5,305
Fannie Mae 4.00% 2042	4,000	4,290
Fannie Mae 4.50% 2042	15,200	16,447
Fannie Mae 6.00% 2042	850	938
Government National Mortgage Assn. 3.50% 2042	17,800	19,332
Freddie Mac 5.00% 2041	3,964	4,431
Freddie Mac 5.00% 2041	2,010	2,255
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,320
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,064
		160,061

Total bonds & notes (cost: $1,107,170,000)		1,154,414

Short-term securities — 6.90%

Freddie Mac 0.10%–0.18% due 8/2–11/6/2012	$70,150	70,132
Unilever Capital Corp. 0.17% due 9/12/20122	31,300	31,292
Fannie Mae 0.07%–0.14% due 8/1–11/1/2012	21,000	20,996
Toronto-Dominion Holdings USA Inc. 0.32% due 12/18/20122	20,700	20,683
Regents of the University of California 0.17% due 8/7/2012	19,830	19,829
Straight-A Funding LLC 0.18% due 8/6–9/25/20122	18,700	18,697
Jupiter Securitization Co., LLC 0.17% due 8/21/20122	15,000	14,998
Thunder Bay Funding, LLC 0.16% due 8/24/20122	13,041	13,040
U.S. Treasury Bill 0.095% due 8/2/2012	10,400	10,400
Novartis Finance Corp. 0.13% due 8/3/20122	1,200	1,200

Total short-term securities (cost: $221,256,000)		221,267

Total investment securities (cost: $3,193,514,000)		$3,265,148
Other assets less liabilities		(56,191)

Net assets		$3,208,957

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 7/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Japanese yen	8/13/2012	JPMorgan Chase	¥340,121	$4,300	$54
Japanese yen	8/21/2012	Barclays Bank PLC	¥773,427	$9,713	189
Japanese yen	8/21/2012	Barclays Bank PLC	¥1,855,000	$23,619	130
Japanese yen	8/27/2012	HSBC Bank	¥385,000	$4,926	4
Japanese yen	8/31/2012	HSBC Bank	¥1,163,950	$14,819	84
			461

Sales:
Euros	8/13/2012	Bank of New York Mellon	¥316,977	€3,250	59
Euros	8/20/2012	HSBC Bank	¥1,024,832	€10,450	260
Euros	8/27/2012	Barclays Bank PLC	¥452,160	€4,800	(119)
					200

Forward currency contracts — net					$661

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,334,000, which represented 5.93% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.
4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. The Fund’s investment adviser uses the following methods and inputs to establish the fair value of the Fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and the audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2012 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$354,287	$—	$—	$354,287
Consumer staples	335,415	—	—	335,415
Financials	192,732	—	—	192,732
Health care	175,063	—	—	175,063
Energy	160,794	—	—	160,794
Industrials	150,495	—	—	150,495
Utilities	125,917	—	—	125,917
Telecommunication services	109,780	—	—	109,780
Information technology	95,143	—	—	95,143
Materials	71,246	—	—	71,246
Miscellaneous	97,666	—	—	97,666
Convertible securities	16,507	4,422	—	20,929
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	464,774	—	464,774
Corporate bonds & notes	—	350,452	—	350,452
Bonds & notes of U.S. government	—	179,127	—	179,127
Mortgage-backed obligations	—	160,061	—	160,061
Short-term securities	—	221,267	—	221,267
Total	$1,885,045	$1,380,103	$—	$3,265,148

	Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$780	$—	$780
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(119)	—	(119)
Total	$—	$661	$—	$661

*Securities with a market value of $787,192,000, which represented 24.53% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$235,994
Gross unrealized depreciation on investment securities	(164,893)
Net unrealized appreciation on investment securities	71,101
Cost of investment securities for federal income tax purposes	3,194,047

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts
C$ = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
DKr = Danish kroner
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NKr = Norwegian kroner
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
S$ = Singapore dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-937-0912O-S32783

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: September 28, 2012

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 28, 2012